Revenue, Accounts Receivable, net and Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and Accounts Receivable [Abstract]
Total revenues	$ 87,445	$ 108,938	$ 75,173
Accounts receivable, net	5,810	8,280
Deferred revenue	930	0
Revenues [Abstract]
Maximum loss if charterers failed to perform	1,108	7,947
Time Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	63,085	57,975	8,131
Accounts receivable, net	2,063	2,638
Deferred revenue	930	0
Pool Arrangements [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	23,378	48,332	43,712
Accounts receivable, net	2,845	5,213
Voyage Charters [Member]
Revenues and Accounts Receivable [Abstract]
Revenues	982	2,631	$ 23,330
Accounts receivable, net	902	429
Contract assets	$ 0	$ 103
Revenues [Member] | Customer Concentration Risk [Member] | Charterer A [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	11.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer B [Member]
Revenues [Abstract]
Concentration risk percentage	26.00%	28.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer C [Member]
Revenues [Abstract]
Concentration risk percentage	16.00%	0.00%	0.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer D [Member]
Revenues [Abstract]
Concentration risk percentage	0.00%	13.00%	41.00%
Revenues [Member] | Customer Concentration Risk [Member] | Charterer E [Member]
Revenues [Abstract]
Concentration risk percentage	22.00%	32.00%	18.00%